TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2025
Trade Payables And Accrued Liabilities
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	March 31, 2025	December 31, 2024
Trades payables	$508,345	$322,235
VAT, income and dividend taxes payable	7,813	29,625
Salaries payable	59,979	50,078
	$576,137	$401,938